Financial Instruments - Maturity Analysis of Derivative Financial Liabilities (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 212,364
Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	26,730
Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	143,478
Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	9,013
Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	33,143
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	82,859
Less than 1 year [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	26,664
Less than 1 year [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	14,622
Less than 1 year [member] | Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	8,430
Less than 1 year [member] | Others [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	33,143
1 year - 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	127,978
1 year - 5 years [member] | Currency forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	66
1 year - 5 years [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	127,347
1 year - 5 years [member] | Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	565
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	1,527
After 5 years [member] | Currency swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	1,509
After 5 years [member] | Interest swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	₩ 18